Premises and Equipment - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of premises and equipment
Total, premises and equipment	$ 61,404	$ 60,942
Less accumulated depreciation	26,843	25,554
Property, Plant and Equipment, Net, Total	34,561	35,388
Land and land improvements
Summary of premises and equipment
Total, premises and equipment	9,452	9,433
Buildings and improvements
Summary of premises and equipment
Total, premises and equipment	35,520	34,926
Furniture and equipment
Summary of premises and equipment
Total, premises and equipment	13,570	14,081
Operating leases-right of use asset
Summary of premises and equipment
Total, premises and equipment	2,594	2,425
Construction in progress
Summary of premises and equipment
Total, premises and equipment	$ 268	$ 77